RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2018
Disclosure of related party transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY RELATIONSHIPS
The following tables include principal investments which, in aggregate, significantly impact the results or assets of the Company:

Investments in subsidiaries consolidated in the Company’s financial statements:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2018	2017
AACE Vietnam Limited Liability Company(1)	Vietnam	100.0%	50.0%
CAE Kuala Lumpur Sdn Bhd(1)	Malaysia	100.0%	50.0%
Asian Aviation Centre of Excellence (Singapore) Pte Ltd(1)	Singapore	100.0%	50.0%
CAE (UK) plc	United Kingdom	100.0%	100.0%
CAE (US) Inc.	United States	100.0%	100.0%
CAE Aircrew Training Services plc	United Kingdom	76.5%	76.5%
CAE Australia Pty Ltd.	Australia	100.0%	100.0%
CAE Aviation Services Pte Ltd.	Singapore	100.0%	100.0%
CAE Aviation Training B.V.	Netherlands	100.0%	100.0%
CAE Aviation Training Chile Limitada	Chile	100.0%	100.0%
CAE Aviation Training Peru S.A.	Peru	100.0%	100.0%
CAE Brunei Multi Purpose Training Centre Sdn Bhd	Brunei	60.0%	60.0%
CAE Center Amsterdam B.V.	Netherlands	100.0%	100.0%
CAE Center Brussels N.V.	Belgium	100.0%	100.0%
CAE Centre Copenhagen A/S	Denmark	100.0%	100.0%
CAE Centre Hong Kong Limited	Hong Kong	100.0%	100.0%
CAE Centre Oslo AS	Norway	100.0%	100.0%
CAE Centre Stockholm AB	Sweden	100.0%	100.0%
CAE CFT B.V.	Netherlands	100.0%	100.0%
Investments in subsidiaries consolidated in the Company’s financial statements (continued):

		% equity	% equity
		interest	interest
Name	Country of incorporation	2018	2017
CAE CFT Korea Ltd.	Korea	100.0%	100.0%
CAE Civil Aviation Training Solutions, Inc.	United States	100.0%	100.0%
CAE Electronik GmbH	Germany	100.0%	100.0%
CAE Euroco S.à r.l.	Luxembourg	—	100.0%
CAE Flight & Simulator Services Sdn. Bhd.	Malaysia	100.0%	100.0%
CAE Flight Training Center Mexico, S.A. de C.V.	Mexico	100.0%	100.0%
CAE Global Academy Évora, SA	Portugal	100.0%	100.0%
CAE Healthcare Canada Inc.	Canada	100.0%	100.0%
CAE Healthcare, Inc.	United States	100.0%	100.0%
CAE Holdings Limited	United Kingdom	100.0%	100.0%
CAE India Private Limited	India	100.0%	100.0%
CAE Integrated Enterprise Solutions Australia Pty Ltd.	Australia	100.0%	100.0%
CAE International Holdings Limited	Canada	100.0%	100.0%
CAE Luxembourg Acquisition S.à r.l.	Luxembourg	100.0%	100.0%
CAE Luxembourg Financing S.à r.l.	Luxembourg	—	100.0%
CAE Maritime Middle East LLC	United Arab Emirates	49.0%	49.0%
CAE Middle East L.L.C.	United Arab Emirates	49.0%	49.0%
CAE Military Aviation Training Inc.	Canada	100.0%	100.0%
CAE New Zealand Pty Ltd.	New Zealand	100.0%	100.0%
CAE North East Training Inc.	United States	100.0%	100.0%
CAE Oxford Aviation Academy Amsterdam B.V.	Netherlands	100.0%	100.0%
CAE Oxford Aviation Academy Phoenix Inc.	United States	100.0%	100.0%
CAE Services Italia S.r.l.	Italy	100.0%	100.0%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.	Spain	100.0%	100.0%
CAE Shanghai Company, Limited	China	100.0%	100.0%
CAE SimuFlite Inc.	United States	100.0%	100.0%
CAE Simulation Technologies Private Limited	India	100.0%	100.0%
CAE Simulator Services Inc.	Canada	100.0%	100.0%
CAE Singapore (S.E.A.) Pte Ltd.	Singapore	100.0%	100.0%
CAE South America Flight Training do Brasil Ltda.	Brazil	100.0%	100.0%
CAE STS Limited	United Kingdom	100.0%	100.0%
CAE Training & Services Brussels NV	Belgium	100.0%	100.0%
CAE Training & Services UK Ltd.	United Kingdom	100.0%	100.0%
CAE Training Norway AS	Norway	100.0%	100.0%
CAE USA Inc.	United States	100.0%	100.0%
CAE Verwaltungsgesellschaft mbH	Germany	100.0%	100.0%
Flight Simulator-Capital L.P.	Canada	—	100.0%
Oxford Aviation Academy (Oxford) Limited	United Kingdom	100.0%	100.0%
Parc Aviation Limited	Ireland	100.0%	100.0%
Parc Aviation Engineering Services Ltd	Ireland	100.0%	100.0%
Parc Aviation UK Ltd	United Kingdom	100.0%	100.0%
Parc Interim Limited	Ireland	100.0%	100.0%
Presagis Canada Inc.	Canada	100.0%	100.0%
Presagis Europe (S.A.)	France	100.0%	100.0%
Presagis USA Inc.	United States	100.0%	100.0%
Servicios de Instrucción de Vuelo, S.L.	Spain	80.0%	80.0%
SIM-Industries Brasil Administracao de Centros de Treinamento Ltda.	Brazil	100.0%	100.0%
SIV Ops Training, S.L.	Spain	80.0%	80.0%
(1)These entities became subsidiaries during the third quarter of fiscal 2018 (Note 3).
Investments in joint ventures accounted for under the equity method:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2018	2017
Aviation Training Northeast Asia B.V.	Netherlands	50.0%	50.0%
CAE Flight and Simulator Services Korea, Ltd.	Korea	50.0%	50.0%
CAE Flight Training (India) Private Limited	India	50.0%	50.0%
CAE-LIDER Training do Brasil Ltda.	Brazil	50.0%	50.0%
CAE Melbourne Flight Training Pty Ltd.	Australia	50.0%	50.0%
China Southern West Australia Flying College Pty Ltd.	Australia	47.1%	47.1%
Embraer CAE Training Services, LLC	United States	49.0%	49.0%
Emirates-CAE Flight Training LLC	United Arab Emirates	49.0%	49.0%
Flight Training Alliance GmbH (JV)	Germany	50.0%	50.0%
HATSOFF Helicopter Training Private Limited	India	50.0%	50.0%
HFTS Helicopter Flight Training Services GmbH	Germany	25.0%	25.0%
JAL CAE Flight Training Co. Ltd.	Japan	50.0%	50.0%
National Flying Training Institute Private Limited	India	51.0%	51.0%
Pegasus Ucus Egitim Merkezi A.S.	Turkey	49.9%	49.9%
Pelesys Learning Systems Inc.	Canada	45.0%	—
Philippine Academy for Aviation Training Inc	Philippines	40.0%	20.0%
Rotorsim s.r.l.	Italy	50.0%	50.0%
Rotorsim USA LLC	United States	50.0%	50.0%
Zhuhai Free Trade Zone Xiang Yi Aviation Technology Company Limited	China	—	49.0%
Zhuhai Xiang Yi Aviation Technology Company Limited	China	—	49.0%

Acquisition of 45% interest in Pelesys
The Company purchased 45% of the shares of Pelesys, a global leader in the provision of aviation training solutions and courseware, for a cash consideration of $7.7 million. This joint venture investment is accounted under the equity method. The transaction includes a series of put and call options over the remaining 55% equity interest. The options are exercisable on pre-determined dates, at fair value subject to a pre-defined cap and floor.

In fiscal 2018, the unrecognized share of losses of joint ventures for which the Company ceased to recognize when applying the equity method was $7.0 million (2017 – $1.7 million (profits)). As at March 31, 2018, the cumulative unrecognized share of losses for these entities was $15.9 million (2017 – $8.9 million) and the cumulative unrecognized share of comprehensive loss of joint ventures was $17.1 million (2017 – $10.5 million).
RELATED PARTY TRANSACTIONS
The following table presents the Company’s outstanding balances with its joint ventures:

	2018	2017
Accounts receivable (Note 4)	$39.5	$54.0
Contracts in progress: assets	14.5	14.2
Other assets	25.4	27.4
Accounts payable and accrued liabilities (Note 9)	9.7	15.3
Contracts in progress: liabilities	3.9	25.9

Other assets include a finance lease receivable of $9.3 million (2017 – $12.4 million) maturing in October 2022 and carrying an interest rate of 5.14% per annum, a loan receivable of $8.9 million (2017 – $8.4 million) maturing June 2026 and carrying a fixed interest rate of ten years Euro swap rate plus a spread of 2.50%, and a long-term interest-free account receivable of $7.2 million (2017 – $6.6 million) with no repayment term. As at March 31, 2018 and 2017 there are no provisions held against the receivables from related parties.

The following table presents the Company’s transactions with its joint ventures:

	2018	2017
Revenue	$65.2	$71.5
Purchases	2.6	4.0
Other income	1.5	1.8

In addition, during fiscal 2018, transactions amounting to $0.8 million (2017 – $1.4 million) were made, at normal market prices, with organizations for which some of the Company’s directors are officers.

Compensation of key management personnel
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company and include certain executive officers. The compensation of key management for employee services is shown below:

	2018	2017
Salaries and other short-term employee benefits	$7.0	$7.1
Post-employment benefits – defined benefit plans(1)	1.8	1.3
Share-based payments	17.8	16.8
	$26.6	$25.2
(1) Includes net interest on employee benefits obligations.